Changes in capital accounts, textuals (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Compensation Related Costs, Share-based Payments [Abstract]
Equity Incentive Plan, Number of Shares Authorized	2,392,198
Shares under the equity incentive plan available for grant	1,764,092
Equity Incentive Plan, Expiration Date	Feb. 21, 2022
Compensation cost on restricted stock awards	$ 341	$ 371	$ 900
Unrecognized cost for restricted stock awards	$ 1,049	$ 45
Period for recognition for unrecognized compensation cost	1 year 4 months 3 days